STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Statement Information [Abstract]
Schedule of proceeds from the issuance of shares	Proceeds from the issuance of shares:

	For the year ended December 31,
Detail	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Issuance of shares	—	—	800,000
Issuance costs	—	—	(80,000)
DIP Junior offset	—	—	(170,962)
Total cash flow	—	—	549,038

Schedule of issuance of other equity instruments	Amount from the issuance of other equity instruments as of December 31, 2022:

Detail	Convertible Notes H	Convertible Notes I	Total
	ThUS$	ThUS$	ThUS$
Fair Value (see note 24)	1,372,837	4,097,788	5,470,625
Use for settlement of claim	—	(828,581)	(828,581)
Issuance costs	(24,812)	(705,467)	(730,279)
DIP Junior offset	(327,957)	(381,018)	(708,975)
Cash inflow	1,020,068	2,182,722	3,202,790

Schedule of other inflows (outflows) of cash	Other inflows (outflows) of cash:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Restricted Advances	—	20,572	(26,918)
Bank commissions, taxes paid and other	(3,355)	(2,173)	(5,441)
Taxes on financial transactions	(10,563)	(6,803)	(2,134)
Guarantees	73,074	4,406	(47,384)
Judicial deposits	54,356	(16,349)	(20,661)
Fuel derivatives and currency	31,853	30,413	35,857
Derivative margin guarantees	10,902	(2,559)	(40,207)
Payment for derivatives premiums	(43,902)	(47,853)	(23,372)
Insurance recovery	9,788	—	—
Total Other inflows (outflows) Operation activities	122,153	(20,346)	(130,260)

Recoveries of credits and Guarantee deposit received from the sale of aircraft	34,469	48,258	6,300
Insurance recovery	—	11,000	—
Total Other inflows (outflows) Investment activities	34,469	59,258	6,300

Interest rate derivatives	1,456	15,934	—
Funds delivered as restricted advances	—	—	(313,090)
Payments of claims associated with the debt	—	—	(21,924)
Debt Issuance Cost - Stamp Tax	—	—	(33,259)
Taxes on financial transactions	—	(4,529)	—
Others recovery	510	—	—
Costs associated with financing	(64,146)	—	—
Withholding tax	(11,689)	—	—
Debt-related legal advice	—	—	(87,993)
RFC guarantee placement	—	—	(7,500)
Total Other inflows (outflows) Financing activities	(73,869)	11,405	(463,766)

Schedule of dividends paid	Dividends:

	For the year ended at December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$

Latam Airlines Group S.A.	(174,549)	—	—
Transportes Aéreos del Mercosur S.A. (*)	(289)	—	—
Total dividends paid	(174,838)	—	—

(*) Dividends paid to minority shareholders

Schedule of liabilities arising from financing activities	Reconciliation of liabilities arising from financing activities:

		Cash flows				Non cash-Flow Movements
	As of December 31, 2023	Obtainment	Payment			Interest accrued and others	As of December 31, 2024
		Capital (*)	Capital (**)	Interests	Other flow
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Bank loans	1,029,434	—	(1,089,000)	(167,026)	—	226,592	—
Guaranteed obligations	303,922	99,000	(28,938)	(19,908)	—	19,967	374,043
Other guaranteed obligations	430,350	272,112	(330,870)	(39,066)	—	42,225	374,751
Obligation with the public	1,302,838	1,378,948	(450,000)	(156,862)	(10,870)	175,249	2,239,303
Financial leases	901,546	—	(105,734)	(46,596)	—	50,557	799,773
Other loans	104	—	—	—	—	(104)	—
Lease liability	2,967,994	—	(344,038)	(288,176)	—	1,026,801	3,362,581
Total Obligations with financial institutions	6,936,188	1,750,060	(2,348,580)	(717,634)	(10,870)	1,541,287	7,150,451

		Cash flows				Non cash-Flow Movements
	As of December 31, 2022	Obtainment	Payment			Extinguishment of debt under Chapter 11	Interest accrued and others	Reclassifications	As of December 31, 2023
		Capital (*)	Capital (**)	Interests	Legal advices related to debt
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Bank loans	1,385,995	—	(81,952)	(153,791)	—	—	189,272	(310,090)	1,029,434
Guaranteed obligations	325,061	—	(19,726)	(20,309)	—	—	20,686	(1,790)	303,922
Other guaranteed obligations	474,304	—	(56,519)	(42,283)	—	—	43,037	11,811	430,350
Obligation with the public	1,289,799	—	—	(155,655)	—	—	168,694	—	1,302,838
Financial leases	1,088,239	—	(183,374)	(48,272)	—	—	58,076	(13,123)	901,546
Other loans	2,028	—	(434)	—	—	—	(70)	(1,420)	104
Lease liability	2,216,454	—	(225,358)	(173,924)	—	—	1,150,822	—	2,967,994
Total Obligations with financial institutions	6,781,880	—	(567,363)	(594,234)	—	—	1,630,517	(314,612)	6,936,188

		Cash flows				Extinguishment of debt under Chapter 11	Non cash-Flow Movements
	As of December 31, 2021	Obtainment	Payment				Interest accrued and others (****)	Reclassifications	As of December 31, 2022
		Capital	Capital (**)	Interests	Transaction cost
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Loans to exporters	159,161	—	—	—	—	(161,975)	2,814	—	—
Bank loans	521,838	982,425	(36,466)	(10,420)	—	(196,619)	128,077	(2,840)	1,385,995
Guaranteed obligations	510,535	—	(18,136)	(13,253)	(25)	—	13,882	(167,942)	325,061
Other guaranteed obligations	2,725,422	3,658,690	(5,408,540)	(391,639)	(91,247)	(381,018)	339,475	23,161	474,304
Obligation with the public	2,253,198	1,109,750	(1,501,739)	(17,499)	—	(843,950)	148,703	141,336	1,289,799
Financial leases	1,189,182	—	(270,734)	(34,201)	—	(37,630)	37,211	204,411	1,088,239
Other loans	76,508	1,467,035	(1,523,798)	(5,628)	3,281	(56,176)	40,806	—	2,028
Lease liability	2,960,638	—	(131,917)	(49,076)	(2)	(995,888)	492,592	(59,893)	2,216,454
Total Obligations with financial institutions	10,396,482	7,217,900	(8,891,330)	(521,716)	(87,993)	(2,673,256)	1,203,560	138,233	6,781,880
(*) During the year 2024 the Company obtained ThUS$1,750,060 amounts from long-term loans. For the year 2023, the Company did not obtain financing. During the year 2022, the Company obtained ThUS$2,361,875 amounts from long-term loans and ThUS$4,856,025 amounts from short-term loans, totaling ThUS$7,217,900.

(**) As of December 31, 2024, under the cash flows from financing activities are presented loan repayments of ThUS$2,004,542 and payments of lease liabilities of ThUS$344,038 (ThUS$342,005 and ThUS$225,358, respectively as of December 31, 2023, ThUS$(8,759,413) and ThUS$(131,917), respectively as of December 31, 2022).
(***) As a result of the exit from Chapter 11, Bank Loans decreased mainly by ThUS$297,161, related to the cancellation of the claim of TAM Linhas Aéreas S.A., which was pending resolution upon exit from the Chapter 11 process and which was compensated during 2023 with a fund delivered to an agent as restricted advances made in November 2022.
Schedule of obtained (payments) of flows related to financing
Below are the details obtained (payments) of flows related to financing:

	For the year ended December 31,
	2024			2023			2022
	Capital raising	Payments		Capital raising	Payments		Capital raising	Payments
Flow of		Capital	Interest		Capital	Interest		Capital	Interest
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Aircraft financing	99,000	(198,774)	(69,249)	—	(251,388)	(76,497)	—	(331,292)	(52,088)
Lease liability	—	(344,038)	(288,176)	—	(225,358)	(173,924)	—	(131,917)	(49,076)
Non-aircraft financing	1,651,060	(1,805,768)	(360,209)	—	(90,617)	(343,813)	7,217,900	(8,428,121)	(420,553)
Total obligations with Financial institutions	1,750,060	(2,348,580)	(717,634)	—	(567,363)	(594,234)	7,217,900	(8,891,330)	(521,717)

Schedule of statement of consolidated cash flow
Corresponds to the cash flows associated with aircraft and engines purchases, which are included in the statement of consolidated cash flows, within Purchases of property, plant and equipment.

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Increases (payments)	(219,010)	(142,782)	(23,118)
Recoveries	34,379	215,362	3,037
Total cash flows	(184,631)	72,580	(20,081)

Schedule of property, plant and equipment and intangibles	Additions of property, plant and equipment and Intangibles

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Net cash flows from
Purchases of property, plant and equipment	1,325,463	795,787	780,538
Additions associated with maintenance	358,475	337,126	486,231
Other additions	966,988	458,661	294,307
Purchases of intangible assets	94,412	68,052	50,116
Other additions	94,412	68,052	50,116

Schedule of consolidated statement of cash flow	The net effect of the application of hyperinflation in the consolidated cash flow statement corresponds to:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Net cash flows from (used in) operating activities	6,256	(47,569)	(36,701)
Net cash flows from (used in) investment activities	819	3,661	(146)
Net cash flows from (used in) financing activities	—	—	7,703
Effects of variation in the exchange rate on cash and cash equivalents	(7,075)	43,908	29,144
Net increase (decrease) in cash and cash equivalents	—	—	—

Schedule of payments of loans to related entities	Payments of loans to related entities:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Delta Air Lines, Inc.	—	—	(78,947)
Qatar Airways	—	—	(78,947)
Costa Verde Aeronautica S.A.	—	—	(257,533)
Lozuy S.A.	—	—	(107,122)
QA Investments Ltd	—	—	(242,967)
QA Investments 2 Ltd	—	—	(242,967)
Payments of loans to related entities	—	—	(1,008,483)